Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of class A ordinary shares subject to possible redemption - USD ($)	11 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Jun. 30, 2022
Schedule Of Class AOrdinary Shares Subject To Possible Redemption Abstract
Gross proceeds from Initial Public Offering	$ 345,000,000
Less:
Fair value of Public Warrants at issuance	(10,260,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(18,525,962)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	28,785,962
Class A ordinary shares subject to possible redemption	$ 345,000,000	$ 346,910,376	$ 345,387,074